Offsets	Aug. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-1
File Number	333-274385
Initial Filing Date	Sep. 07, 2023
Fee Offset Claimed	$ 3,556.05
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares
Unsold Securities Associated with Fee Offset Claimed	87,807,052
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 32,269,091.61
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-274385) was initially filed on September 7, 2023 (the “September 2023 Registration Statement”) but was not declared effective by the SEC and there were no sales of the Registrant’s securities under the September 2023 Registration Statement. The Registrant withdrew the September 2023 Registration Statement by filing a Form RW on September 13, 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-1
File Number	333-274385
Filing Date	Sep. 07, 2023
Fee Paid with Fee Offset Source	$ 3,556.05
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-1
File Number	333-274385
Initial Filing Date	Sep. 07, 2023
Fee Offset Claimed	$ 1,540.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares issuable upon the exercise of warrants
Unsold Securities Associated with Fee Offset Claimed	6,885,632
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 19,619,811.96
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-274385) was initially filed on September 7, 2023 (the “September 2023 Registration Statement”) but was not declared effective by the SEC and there were no sales of the Registrant’s securities under the September 2023 Registration Statement. The Registrant withdrew the September 2023 Registration Statement by filing a Form RW on September 13, 2024.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-1
File Number	333-274385
Filing Date	Sep. 07, 2023
Fee Paid with Fee Offset Source	$ 1,540.36
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-4
File Number	333-267035
Initial Filing Date	Aug. 24, 2022
Fee Offset Claimed	$ 39,846.74
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares issuable upon the exercise of warrants
Unsold Securities Associated with Fee Offset Claimed	1,203,284
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 153,900,023.60
Termination / Withdrawal Statement	The Registrant previously registered 13,384,650 ordinary shares upon exercise of (i) warrants to purchase ordinary shares, originally issued by Mount Rainier Acquisition Corp. to the public in its initial public offering that were converted into warrants to purchase ordinary shares of the Registrant on the closing of the Business Combination (the “Public Warrants”) and (ii) warrants to purchase ordinary shares, originally issued by Mount Rainier Acquisition Corp. to the Sponsor and affiliated entities in connection with the initial public offering of Mount Rainier Acquisition Corp. that were converted into warrants to purchase ordinary shares of the Registrant on the closing of the Business Combination (the “Private Warrants”, and, together with the Public Warrants, the “SPAC Warrants”) under a registration statement on Form F-4 (File No. 333-267035) (the “August 2022 Registration Statement). After giving effect to a reverse 1-for-10 reverse share split that the Registrant effected on December 14, 2023, such number of ordinary shares issuable upon the exercise of the SPAC Warrants is 1,338,465 ordinary shares of which 1,203,284 ordinary shares issuable upon the exercise of SPAC Warrants have not yet been exercised and, consequently, none of the ordinary shares have been issued or sold under the August 2022 Registration Statement, consisting of (i) 11,630,882 ordinary shares that may be received upon exercise of Public Warrants and (ii) 401,992 ordinary shares that may be received upon exercise Private Warrants. The Registrant has completed the offering that included these registered but unissued ordinary shares under the August 2022 Registration Statement.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HUB Cyber Security Ltd.
Form or Filing Type	F-4
File Number	333-267035
Filing Date	Aug. 24, 2022
Fee Paid with Fee Offset Source	$ 39,846.74